Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2013
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2014	$452,928
2015	378,444
2016	378,444
2017	378,444
2018	378,444

$1,966,704

The total rental expense included in the income statements for the years ended December 31, 2013, 2012 and 2011 is $150,333, $177,416 and $145,207, respectively.